EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
EARNINGS PER SHARE
26.	EARNINGS PER SHARE

Basic earnings per share and diluted earnings per share have been calculated as follows:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Numerator:
Net income from continuing operations	990,235,555	142,191,365	405,575,533
Net income from discontinued operations	1,001,564,260	-	-
Total net income	1,991,799,815	142,191,365	405,575,533

Net income from continuing operations	990,235,555	142,191,365	405,575,533
Less: Net (loss)/income attributable to non-controlling interests from continuing operations	(432,541)	485,676	(903,161)
Net income attributable to JinkoSolar’s ordinary shareholders from continuing operations	990,668,096	141,705,689	406,478,694

Net income from discontinued operations	1,001,564,260	-	-
Less: Net income attributable to non-controlling interests from discontinued operations	6,044,451	-	-
Less: Accretion to redemption value of redeemable non-controlling interests from discontinued operations	159,477,930	-	-
Net income/(loss) attributable to JinkoSolar’s ordinary shareholders from discontinued operations	836,041,879	-	-

Net income attributable to JinkoSolar’s ordinary shareholders from continuing operations	990,668,096	141,705,689	406,478,694
Interest expense add back on assumed conversion of convertible senior notes	6,142,661	-	-
Numerator for diluted income per share for continuing operations	996,810,757	141,705,689	406,478,694

Numerator for diluted income/(loss) per share for discontinued operations	836,041,879	-	-

Denominator:
Denominator for basic earnings per share - weighted average number of ordinary shares outstanding	125,870,272	128,944,330	153,806,379
Dilutive effects of share options	2,246,095	2,742,900	897,786
Incremental shares on assumed conversion of convertible notes	2,474,074	-	-
Denominator for diluted calculation - weighted average number of ordinary shares outstanding	130,590,441	131,687,230	154,704,166

Continuing operations:
Basic earnings per share attributable to JinkoSolar's ordinary shareholders from continuing operations	7.87	1.10	2.64
Diluted earnings per share attributable to JinkoSolar's ordinary shareholders from continuing operations	7.63	1.08	2.63
Discontinued operations:
Basic earnings/(loss) per share attributable to JinkoSolar's ordinary shareholders from discontinued operations	6.64	-	-
Diluted earnings/(loss) per share attributable to JinkoSolar's ordinary shareholders from discontinued operations	6.40	-	-

As disclosed in note 9, JinkoPower
issued redeemable convertible preferred shares, which are accounted for as redeemable non-controlling interest and are accreted from the initial carrying value to the ultimate redemption price on the earliest possible redemption date. For the year ended December 31, 2016, accretion of RMB159,477,930 for redeemable non-controlling interests was recorded as a charge to decrease net income from discontinued operations to arrive at net income from discontinued operations attributable to JinkoSolar Holding’s ordinary shareholders.